SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Earnings Per Common Share:
Net income (in dollars)	$ 4,064,501	$ 1,895,028
Basic potential common shares:
Weighted average shares outstanding	7,632,662	7,858,511
Weighted average unallocated Employee Stock Ownership Plan shares		(105,924)
Basic weighted average shares outstanding	7,632,662	7,752,587
Diluted weighted average shares outstanding	7,632,662	7,752,587
Basic and diluted earnings per share (in dollars per share)	$ 0.53	$ 0.24
Operating Segments:
Number of operating segments	1
Number of reportable segments	1